Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic And Diluted Net (Loss) Income Per Share	Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.
	For The Year Ended December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per common stock

Numerator:
Allocation of net income	$898,015	$344,978	$1,633,587	$408,397

Denominator:
Basic and diluted weighted average common stock outstanding	18,709,868	7,187,500	28,750,000	7,187,500

Basic and diluted net income per common stock	$0.05	$0.05	$0.06	$0.06